Trade and other receivables - Forced payments of tax debts that are in litigation (Details) $ in Thousands, S/ in Millions	1 Months Ended
	Nov. 30, 2025 USD ($)	Nov. 30, 2025 PEN (S/)	May 31, 2025 USD ($)	May 31, 2025 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					$ 713,604	$ 661,011
Liability related to tax claims					(102,543)
Income tax refund	$ 34,400	S/ 116.0	$ 17,200	S/ 63.2
Adjustments of tax refunds	23,400	79.2	12,100	44.7
Tax refund included in finance income.	$ 11,000	S/ 36.8	$ 5,600	S/ 20.6
Other receivables
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					591,096	535,860
Buenaventura
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					576,038	519,607
Liability related to tax claims					(102,543)	(113,140)
Buenaventura | Payment of Tax Debt Year 2007-2008
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					470,432	420,361
Buenaventura | Payment of Tax Debt Year 2010
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					69,326	94,915
Buenaventura | Payment of Tax Debt Year 2009
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					57,593	51,463
Buenaventura | SUNAT seizure
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					35,814	32,002
Buenaventura | Forced payment of part of the tax liability debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					21,461	19,176
Buenaventura | SUNAT Seizure For Payment On Account On Income Tax
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					5,709	5,101
Buenaventura | Payment in claim to SUNAT for the ITAN 2020
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					4,242	0
Buenaventura | Payment in claim to SUNAT for the year 2018
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					3,183	2,844
Buenaventura | Payment of Tax Debt Year 2017
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					2,749	2,456
Buenaventura | Payment in claim to SUNAT for the ITAN 2021
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					2,278	0
Buenaventura | Payment in claim to the Tax Administration
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					678,581	632,747
Buenaventura | Other minor
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					5,794	4,429
El Brocal
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					8,270	7,036
El Brocal | Payment under protest of the tax liability
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					6,705	5,993
El Brocal | Other minor
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					1,565	1,043
Rio Seco | Forced payment of part of the VAT tax liability
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					0	3,229
Minera La Zanja S.R.L
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					4,121	3,682
Minera La Zanja S.R.L | SUNAT seizure
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					2,668	2,384
Minera La Zanja S.R.L | Forced payment of part of the tax liability debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					911	814
Minera La Zanja S.R.L | Forced payment of part of the tax debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					542	484
Other Subsidiaries
Disclosure of Trade and other receivables, net [Line Items]
Liability related to tax claims					0
Other Subsidiaries | Other minor
Disclosure of Trade and other receivables, net [Line Items]
Other receivables					$ 2,667	$ 2,306